SUBSEQUENT EVENTS (Details Textual) - Subsequent Event [Member]	3 Months Ended
Jun. 30, 2015 USD ($)
Subsequent Event [Line Items]
Estimated Cash Proceeds To Operating Partnership	$ 4,402,258
Estimated Gain On Sale Of Operating Partnerships	$ 4,308,769